Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 12, 2012

VIA EDGAR TRANSMISSION

Mr. Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Muzinich Short Duration High Yield Corporate Debt Fund (S000036427)
Muzinich High Income Floating Rate Fund (S000036428)
Muzinich U.S. High Yield Corporate Bond Fund (S000036429)
Muzinich Credit Opportunities Fund (S000036430)

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your February 29, 2012, comments provided to Eric Pinciss of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 434 to its registration statement.  PEA No. 434 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on December 28, 2011, and is designated to become effective on March 12, 2012.  The purpose of PEA No. 434 was to register four new series with the Trust, the Muzinich Short Duration High Yield Corporate Debt Fund, the Muzinich High Income Floating Rate Fund, the Muzinich U.S. High Yield Corporate Bond Fund and the Muzinich Credit Opportunities Fund (each a “Fund,” collectively, the “Funds”), managed by Muzinich & Co., Inc. (the “Advisor”).  The Trust is filing this PEA No. 446 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.  This PEA No. 446 will become effective simultaneously with PEA No. 434 on March 12, 2012.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Prospectus (Summary Sections – All Funds, where applicable)

1.
In the Fees and Expenses table on page 1 of the Prospectus, to the extent that the Fund expects to incur acquired fund fees and expenses (“AFFE”) and/or “interest expense on short positions,” these expenses should be added back into the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” line item.  Please add a line item for “Interest Expense” as a sub-set of “Other Expenses” if interest expense is anticipated to be equal to or greater than 0.05%.

After confirming with the Advisor, the Trust responds by noting that with the exception of the Credit Opportunities Fund, the Funds do not intend to have any interest expense on short positions and do not anticipate interest expenses to be equal to or greater than 0.05%.  In the Credit Opportunities Fund, the Advisor anticipates the interest expense on short positions to be approximately 1.00% per annum.  This line will be added to the Fees and Expenses table on page 15.

2.	If AFFE is expected to exceed 0.01%, please include as a line item on the Fees and Expenses table.

The Trust responds by confirming that AFFE is not expected to exceed 0.01%.  Accordingly, no line item has been added to the Fees and Expenses table.

3.	Please file the “Operating Expenses Limitation Agreement” as an exhibit to the registration statement.

The Trust responds by affirming that the “Operating Expenses Limitation Agreement” is filed herewith as an exhibit to this post-effective amendment to the Trust’s registration statement.

4.
Beginning in the “Principal Investment Strategies” section on page 2 of the Prospectus, wherever the term “high yield” is used, indicate by means of a parenthetical that these types of securities are commonly referred to as “junk bonds or loans.”

The Trust responds by including the parenthetical definition as suggested.

5.	If investing in mortgage-backed securities or asset-backed securities is a principal investment strategy of the Fund, please add the strategy and its corresponding risks to the Prospectus.

The Trust responds by confirming that the Funds have no intention of investing in mortgage- or asset-backed securities as a principal investment strategy.

6.
Please indicate whether or not investing in derivatives will be a principal investment strategy of any of the Funds.  If so, please add disclosure indicating the maximum amounts and types of derivatives a Fund will invest in.  If the Fund is using derivatives to satisfy the 80% test, please confirm that the derivatives are the economic equivalent (substitute for) of bonds and loans.

The Trust responds by clarifying that the High Income Floating Rate Fund and the Credit Opportunities Fund intend to invest in derivatives as stated in the Prospectus.  Specifically, those two Funds may invest in various types of derivatives, such as credit default swaps or credit default swap indices in connection with their high-yield bond exposure.  Although the Short Term Duration Fund and the U.S. High Yield Corporate Bond Fund do not intend to invest in derivatives as a principal investment strategy, each of the Funds may engage in hedging instruments such as forward currency transactions to hedge foreign currency risk as a non-principal investment strategy.  This strategy is discussed in the Funds’ Statement of Additional Information on behalf of all of the Funds.

After confirming with the Advisor, the Trust has added disclosure to the Prospectus regarding derivatives to Items 2 and 9 on behalf of all of the Funds.  Additionally, the Trust has added the following disclosure to confirm that the derivatives are the “economic equivalent” of bonds and loans or of baskets of bonds and loans:

By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

7.
In the “Principal Investment Strategies” section on page 2 of the Prospectus, if investing within the given “ratings parameters” is a principal investment strategy of the Fund, please add a corresponding “Ratings Risk” in the Principal Investment Risks” section starting on page 3 of the Prospectus.  Please indicate whether or not these “ratings parameters” are a principal investment strategy of the Fund.  Also, please indicate whether or not a Fund will be required to sell a bond or loan if its rating falls below the stated parameters.

The Trust responds by confirming that ratings parameters are a principal investment strategy.  The Fund will not be required to sell holdings that fall in rating below the ratings parameters, nor will it be prohibited from purchasing paper with ratings below the ratings parameters.

Rating Agencies Risk.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.  Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

8.	Please indicate whether or not the Fund will be able to invest in loans that are already in “default.”

The Trust responds by clarifying in the Principal Strategies section that although the Fund will not invest in loans that are already in default, it may continue to hold a bond or loan after a default.

9.
Please indicate whether or not the Fund will seek to maintain a specific weighted average maturity for its entire portfolio and if so, please state the projected weighted average maturity of the Fund’s portfolio.

The Trust responds by stating that the Fund does not seek to maintain a specific weighted average maturity.  Accordingly, there is no mention of such in the Principal Investment Strategies section.

10.	Please provide a “plain English” explanation of the phrase “duration to worst” within the text of the Prospectus.

The Trust responds by including the definition currently in the text box (and shown below) directly within the body of the paragraph discussing “duration to worst” as requested.  The definition currently states:

Duration-to-worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first.

The Trust notes supplementally that the Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations.  The Short Duration Fund’s “duration-to-worst” profile is usually no more than two years on average.  For a description of “duration-to-worst” please see the shaded text box.  Due to market fluctuations, the average “duration-to-worst” profile of the portfolio may vary from time to time. Under normal market conditions, the average “duration-to-worst” profile of the portfolio is not expected to exceed two-and-one-half years.  The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates.  The Trust has expanded the explanation in the text box as follows:

Duration-to-worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first.  Duration calculations typically incorporate a bond’s maturity date.  For high yield bonds (also known as “junk bonds”) however, companies issuing bonds may call them away from investors at an earlier date than the maturity date.  This earlier date may be more advantageous to the company issuing bonds and less advantageous to investors.  Muzinich measures duration for each bond in the portfolio using the maturity or potential call date that is most advantageous to the company issuing the bond.  This duration measure is called “Duration-to-Worst.”

11.
In the “Principal Investment Risks” section of the Prospectus, please expand the “Market Risk” disclosure to state that if there is a “flight to safety,” the market perception of “high yield” securities may be negative and these types of securities may be considered “high risk.”

The Trust responds by adding the suggested disclosure to its “Below Investment Grade Securities (Junk Bond) Risk.”

12.
In the “Performance Information” section on page 4 of the Prospectus, please revise this paragraph to include the information found in Instruction 1(b) of Item 4(b)(2) of Form N-1A to include the language in the parenthetical that states that the Fund’s performance “will be measured against a broad measure of market performance.”

The Trust responds by revising the disclosure to state the following:

Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

13.	In the “Principal Investment Strategies” section, please disclose whether there is a limit on the amount of defaulted securities each Fund may hold.

The Trust responds by clarifying the disclosure to state that each Fund may hold an unlimited amount of defaulted securities.

14.
In the “Who May Want to Invest” section of the U.S. High Yield Fund and Credit Opportunities Fund, please revise each section to omit reference to the “likelihood of increase in the value of the Fund.”

The Trust responds by revising the referenced sentence as follows:

Investors with a very short investment time horizon should ~~carefully consider that the likelihood of an increase in value of the Fund is higher for investments with at least a medium-term time horizon~~ note that the Fund invests in securities with medium length durations.

Prospectus (Summary Section – Short Duration Fund)

15.
In the “Principal Investment Strategies” section on page 2 of the Prospectus, please clarify whether or not the 80% test is exclusive to “whole” bonds and loans or if it also includes loan participations.  If loan participations are to be included in the 80% test, please state this in the investment strategies and add risk disclosure to that effect.

The Trust responds by confirming that loan participations are to be included in the 80% test.  Accordingly, the Trust has added the disclosure shown as suggested.

The Fund’s portfolio is typically well-diversified with bonds and bank loans and bank loan participations that the Advisor believes have attractive risk/return characteristics and which are issued by U.S. and foreign corporations.

Bank Debt Risk.  The Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken for various purposes.  These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks.  The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties.  Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

16.
In the “Principal Investment Strategies” section on page 2 of the Prospectus, please indicate whether or not exchange-traded funds (“ETFs”) or other investment companies are included in the 80% test, if so, each ETF or other investment company that the Fund invests in should have its own 80% test for investing in bonds and loans.

The Trust responds by indicating that the Fund intends to include ETFs or other investment companies in the 80% test.  Accordingly, the Trust has added appropriate disclosure as suggested.

17.	Please indicate whether the bonds and loans in which the Fund invests can be secured and unsecured.

The Trust responds by confirming that the bonds and loans in which the Fund invests can be either secured or unsecured loans.  Accordingly, the Trust has added appropriate disclosure.

18.	Please provide a definition of “short duration” as it applies to the Fund within the disclosure.

The Trust responds by including a definition of “short duration” in the Principal Strategies section which clarifies that “short duration” refers to bonds and loans for which the portfolio average duration-to-worst is not expected to exceed two-and-one-half years.  Additionally, the Trust has highlighted the definition of “duration-to-worst” for investors with a shaded definition box, to which it refers investors in the text.

Prospectus (Summary Section – Floating Rate Fund)

19.
The term “notional amount” is used with respect to “Counterparty Risk,” please provide a definition of this term.  Please clarify whether “leverage risk” is more pronounced when the “counterparty risk” extends to the notional amount of a contract.

The Trust responds by including the following definition of “notional amount” in the prospectus:

Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Floating Rate Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value.  The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price.  The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the  notional value of its derivative positions.

20.	With respect to “Foreign Securities and Emerging Markets Risk,” please disclose whether there is a higher risk with respect to enforcing liens on collateral for these types of securities.

The Trust responds by including the following additional language:

It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

Prospectus (Summary Section – High Yield Corporate Bond Fund)

21.	In the “Principal Investment Strategies” section on page 12, third paragraph, please provide an example to explain how duration works.

The Trust responds by including the following example of duration under Item 9 (page 26) of the Prospectus rather than Item 2.

Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates.  For example, the value of a portfolio of fixed income securities with an average duration of two years would generally be expected to decline by approximately 2% if interest rates rose by one percentage point.  “Effective” duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.  The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed these limits.

Prospectus (Summary Section – Credit Opportunities Fund)

22.
In the “Principal Investment Strategies” section on page 16 of the Prospectus, please include an 80% test with respect to credit obligations in accordance with Rule 35d-1 (see, “Highland Credit Strategies Fund” and “Avenue Credit Strategies Fund” for examples.)

The Trust responds by adding an 80% test as requested pertaining to the Fund’s credit obligations.  The Trust clarifies that the term “credit” includes not only fixed rate obligations, but also floating rate notes, bank loans and participations.

23.	Please undertake to sticker the Prospectus if at any time the Fund invests more than 25% of its net assets in any one non-U.S. country.

The Trust responds by undertaking to supplement the Prospectus if at any time, the Fund invests more than 25% of its net assets in any one non-U.S. country.

Prospectus (Management)

24.	Please revise the table on page 33 under the heading, “Fund Expenses” to include both gross and net numbers.

The Trust responds by respectfully declining to make the suggested changes.  The purpose of the table is to reflect the contractual expense caps for each Fund.  The gross numbers are provided within the Fees and Expenses table included in each Fund’s Summary Section.

Prospectus (Your Account)

25.	Please revise the last sentence in the section titled, “Fair Value Pricing” on page 39 to affirmatively state that the Fund “will likely” adjust its valuation procedures instead of “may.”

The Trust responds by revising the referenced sentence as follows:

If any significant discrepancies are found, a Fund ~~may~~ will likely adjust its fair valuation procedures.

26.
Please revise the disclosure under the heading, “Suspension of Redemptions” on page 48 of the Prospectus, to mirror the circumstances provided under Section 22(e) of the Investment Company Act of 1940, as amended, in place of the current language, “under certain emergency circumstances.”

The Trust responds by replacing the referenced paragraph with the following disclosure:

Suspension of Redemptions.  The Fund may temporarily suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Statement of Additional Information (“SAI”) (Non-Fundamental Restrictions)

27.
On page 17 of the SAI under the heading, “Non-Fundamental Restrictions,” please clarify that if illiquid securities equal or exceed 15% of a Fund’s portfolio, the Fund will not make any further purchases of illiquid securities.

The Trust responds by adding the requested disclosure.

28.
Please include an anti-leveraging  non-fundamental policy for the Funds that do not engage in leveraging activity.  Such policy should state that the Funds will not make any further investments to the extent that a Fund has 5% or more of its assets in loans.  Alternatively, please include leverage risk disclosure for those Funds in the Prospectus.

The Trust responds by respectfully declining to make the suggested addition.  Except for the Credit Opportunities Fund, none of the Funds will use leverage as a principal investment strategy.  Accordingly, the Trust believes it is not appropriate to include disclosure regarding leverage risk in the Prospectus regarding those Funds.  Should this change, the Funds will add leverage risk disclosure to the Prospectus.  Additionally, the Trust has chosen not to adopt a non-fundamental policy restricting future investments to the extent a Fund has 5% or more of its assets in leveraging activity.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact me at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul Hastings LLP